Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related party transactions

45.	Related party transactions

The parties related to the Bank are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank’s key management personnel and the entities over which the key management personnel may exercise significant influence or control.

Banco Santander has the Policy on Related Party Transactions approved by the Board of Directors, which aim to ensure that all transactions are made on the policy typified in view the interests of Banco Santander and its stockholders'. The policy defines powers to approve certain transactions by the Board of Directors. The rules laid down are also applied to all employees and directors of Banco Santander and its subsidiaries.

The transactions and remuneration of services with related parties are carried out in the ordinary course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.

a) Key-person management compensation

The Bank's Board of Directors' Meeting held on March 25, 2022 approved, as recommended by the Remuneration Committee, the proposal for the maximum global remuneration for Management (Board of Directors and Executive Board) for the year 2022, in the amount of up to R$504,550, including fixed, variable and share-based compensation and other benefits. The proposal was the subject of deliberation at the Ordinary General Meeting (AGO) held on April 29, 2022.

i) Long-term benefits

The Banco Santander as well as Banco Santander Spain, as other subsidiaries of Santander Group, have long-term compensation programs tied to their share's performance, based on the achievement of goals.

ii) Short-term benefits

The following table shows the Board of Directors’ and Executive Board’s:

Thousand of reais	2022	2021	2020

Fixed Compensation	115,680	96,544	90,889
Variable Compensation - in cash	117,730	115,627	83,352
Variable Compensation - in shares	87,702	94,607	81,306
Others (1)	61,294	67,883	47,832
Total Short-Term Benefits	382,406	374,661	303,379
Variable Compensation - in cash	95,398	101,837	98,407
Variable Compensation - in shares	99,827	109,918	97,729
Total Long-Term Benefits	195,225	211,755	196,136
Total (2)	577,631	586,416	499,515

Additionally, in the exercise ended on December 31, 2022 withholding taxes were collected on management compensation in the amount of R$36,747 (2021 - R$32,086 e 2020 - R$29,162).

iii) Contract termination

The termination of the employment relationship for non-fulfillment of obligations or voluntarily does not entitle executives to any financial compensation.

b) Lending operations

Under current law, it is not granted loans or advances involving:

I - Directors, members of board of directors and audit committee as well as their spouses and relatives up to the second degree;

II - Individuals or legal entities of Banco Santander, which hold more than 10% of the share capital;

III - Legal entities, in which Banco Santander's capital holds more than 10%; and

IV - Legal entities, whose capital they hold more than 10%, any of the directors, members of the Board of Directors and of the Audit Committee or administrators of the financial institution itself, as well as their spouses and respective relatives, up to the second degree.

c) Ownership Interest

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2022, 2021 and 2020:

	2022
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	4,444	0.1%	4,444	0.1%	8,888	0.1%
Others	342,919	9.0%	370,723	10.1%	713,642	9.6%
Total	3,787,533	99.2%	3,648,674	99.2%	7,436,207	99.2%
Treasury shares	31,162	0.8%	31,162	0.8%	62,324	0.8%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	342,919	9.0%	370,723	10.1%	713,642	9.5%

	2021
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.9%	3,167,754	42.2%
Banco Santander, S.A. (1)	2,696	0.1%	-	0.0%	2,696	0.0%
Directors (*)	4,939	0.1%	5,029	0.1%	9,968	0.1%
Others	357,831	9.4%	385,545	10.5%	743,376	9.9%
Total	3,802,940	99.6%	3,664,081	99.6%	7,467,021	99.5%
Treasury shares	15,755	0.4%	15,755	0.4%	31,510	0.5%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	357,831	9.4%	385,545	10.5%	743,376	9.9%

	2020
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B.V. (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S.L. (GES) (1)	1,627,891	42.6%	1,539,863	41.8%	3,167,754	42.3%
Banco Santander, S.A. (1)	2,696	0.07%	-	0.0%	2,696	0.04%
Employees	2,046	0.05%	2,046	0.06%	4,092	0.05%
Administrators (*)	4,034	0.11%	4,034	0.11%	8,067	0.11%
Others	353,616	9.3%	381,420	10.4%	735,036	9.8%
Total	3,799,866	99.5%	3,661,007	99.5%	7,460,873	99.5%
Treasury shares	18,829	0.5%	18,829	0.5%	37,658	0.5%
Total	3,818,695	100.0%	3,679,836	100.0%	7,498,531	100.0%
Free Float (2)	355,662	9.3%	383,466	10.4%	739,128	9.9%

(1) Companies of the Santander Spain Group.

(2) Composed of Employees and Others.

(*) None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.

d) Related-Party Transactions

Santander has a Policy for Transactions with Related Parties approved by the Board of Directors, which aims to ensure that all transactions typified in the policy are carried out bearing in mind the interests of Banco Santander and its shareholders. The policy defines powers for approval of certain transactions by the Board of Directors.

The established rules are also applied to all employees and managers of Banco Santander and its subsidiaries. Operations and remuneration for services with related parties are carried out in the normal course of business and under commutative conditions, including interest rates, terms and guarantees, and do not involve greater risks than normal collection or other disadvantages.

	Parent (1)		Joint-controlled companies and Other Related Party (2)		Key Management Personnel (3)		Total

	2022	2021	2022	2021	2022	2021	2022	2021
Assets	4,671,501	895,492	24,340,579	32,119,319	25,737	19,776	29,037,817	33,034,587
Derivatives Measured At Fair Value Through Profit Or Loss, Net	(3,138,996)	(3,043,904)	1,034,184	(73,209)	-	-	(2,104,812)	(3,117,113)
Loans and other amounts with credit institutions - Availability and Applications in Foreign Currency (Overnight Applications)	7,800,513	3,930,078	21,408,097	27,591,391	-	-	29,208,610	31,521,469
Loans and other values with customers	-	109	1,795,084	3,550,601	16,380	20,034	1,811,464	3,570,744
Other Assets	9,984	9,209	103,214	1,050,536	-	-	113,198	1,059,745
Warranties and Limits	-	-	-	-	9,357	(258)	9,357	(258)
Liabilities	(23,541,990)	(25,832,894)	(7,953,565)	(8,844,861)	(263,592)	(821,529)	(31,759,147)	(35,499,284)
Deposits from credit institutions	(10,167,933)	(11,178,490)	(6,846,987)	(7,866,308)	-	-	(17,014,920)	(19,044,798)
Securities	-	-	-	-	(201,054)	(128,593)	(201,054)	(128,593)
Customer deposits	-	-	(904,926)	(799,435)	(31,040)	(28,672)	(935,966)	(828,107)
Other Liabilities - Dividends and Interest on Capital Payable	-	(564,786)	-	-	-	-	-	(564,786)
Other Liabilities	(201,380)	(1,011)	(201,652)	(179,118)	(31,498)	(664,264)	(434,530)	(844,393)
Debt Instruments Eligible for Capital	(13,172,677)	(14,088,607)	-	-	-	-	(13,172,677)	(14,088,607)

	2022	2021	2022	2021	2022	2021	2022	2021
Income	(1,217,332)	(694,221)	1,620,385	1,673,360	18,223	(429,512)	421,276	549,638
Interest and similar income - Loans and amounts due from credit institutions	47,120	5,902	-	69,372	2,388	1,421	49,508	76,695
Warranties and Limits	-	-	-	-	37,769	63	37,769	63
Interest expense and similar charges - Customer deposits	(111,024)	(88,585)	(276,809)	(20,462)	(22,685)	(431,539)	410,518	(540,586)
Fee and commission income (expense)	-	-	3,432,090	2,624,519	495	273	3,432,585	2,624,792
Gains (losses) on financial assets and liabilities and exchange differences (net)	(88,674)	192,088	(1,011,261)	(538,871)	256	270	(1,099,679)	(346,502)
Administrative expenses and amortization	(201,359)	(145,463)	(523,635)	(447,998)	-	-	(724,994)	(593,461)
Result on disposal of assets not classified as non-current assets held for sale	-	-	-	-	-	-	-	-
Debt Instruments Eligible for Capital	(863,395)	(658,163)	-	-	-	-	(863,395)	(658,163)
Other Administrative expenses - Donation	-	-	-	13,200	-	-	-	(13,200)

(1) Parent company - Banco Santander is controlled by Banco Santander Espanha (Note 1a), through its subsidiaries GES and Sterrebeeck B.V.

(2) Companies listed in note 11.

(3) Refers to the recording in clearing accounts of Guarantees and Limits of credit operations with Key Management Personnel.